Description of Business and Summary of Significant Accounting Policies - Additional information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 15, 2022 USD ($)	Apr. 05, 2022 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($) customer	Sep. 30, 2022 USD ($) customer item	Sep. 30, 2021 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Effective tax rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total net revenue			$ 1,348,478	$ 330,104	$ 4,877,809	$ 1,581,796	$ 3,677,896	$ 2,648,322
Cash and Cash Equivalents			2,930,591	173,879	2,930,591	173,879	3,475,695	1,469,952	$ 331,761
Marketing and Advertising Expense			50,000	$ 31,000	173,000	91,000	135,000	70,000
Impairment loss on goodwill					0	$ 0
Impairment loss on digital assets					25,000
Accounts Receivable Net, Current
Concentration Risk [Line Items]
Unbilled receivables			$ 188,000		$ 188,000		$ 109,000	$ 0
ICE
Concentration Risk [Line Items]
increased contract award value		$ 7,176,364
contract award value		$ 3,920,764
Other Entity
Concentration Risk [Line Items]
contract award value	$ 1,000,000
Revenue from contract with customer | Customer concentration | Customer two
Concentration Risk [Line Items]
Number of Customers | customer				2
Concentration risk (as a percent)								37.00%
Revenue from contract with customer | Customer concentration | Customer three
Concentration Risk [Line Items]
Number of Customers			3		3	3
Concentration risk (as a percent)			95.00%	95.00%	95.00%	82.00%	9.00%
Revenue from contract with customer | Customer concentration | Various other customers
Concentration Risk [Line Items]
Concentration risk (as a percent)			5.00%	5.00%	5.00%	18.00%
Accounts Receivable [Member] | Customer concentration | Customer one
Concentration Risk [Line Items]
Number of Customers | customer							1	1
Concentration risk (as a percent)							51.00%	95.00%
Accounts Receivable [Member] | Customer concentration | Customer two
Concentration Risk [Line Items]
Number of Customers | customer							2
Concentration risk (as a percent)							41.00%	63.00%
Accounts Receivable [Member] | Customer concentration | Customer three
Concentration Risk [Line Items]
Number of Customers | customer					3		3
Concentration risk (as a percent)					95.00%		92.00%